accounting policy developments - Impacts of application of IFRS 15, Consolidated statement of cash flows (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
OPERATING ACTIVITIES
Net income	$ 397	$ 396	$ 809	$ 818
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	559	526	1,109	1,058
Deferred income taxes	14	97	21	183
Share-based compensation expense, net	35	23	53	39
Net employee defined benefit plans expense	24	20	49	41
Employer contributions to employee defined benefit plans	(14)	(13)	(35)	(35)
Non-current contract assets	12	3	31	6
Other	(62)	18	(58)	6
Net change in non-cash operating working capital	241	56	65	(281)
Cash provided by operating activities	1,206	1,126	2,044	1,835
Change arising from designation of financial assets as being accounted for at fair value through net income		0		0
Change arising from designation of financial assets as being accounted for at fair value through other comprehensive income		0		0
Excluding effects of IFRS 15
OPERATING ACTIVITIES
Net income	400	386	825	827
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	559	526	1,109	1,058
Deferred income taxes	15	93	27	186
Share-based compensation expense, net	35	23	53	39
Net employee defined benefit plans expense	24	20	49	41
Employer contributions to employee defined benefit plans	(14)	(13)	(35)	(35)
Other	(64)	24	(59)	5
Net change in non-cash operating working capital	251	67	75	(286)
Cash provided by operating activities	1,206	1,126	2,044	1,835
IFRS 15 effects
OPERATING ACTIVITIES
Net income	(3)	10	(16)	(9)
Adjustments to reconcile net income to cash provided by operating activities:
Deferred income taxes	(1)	4	(6)	(3)
Non-current contract assets	12	3	31	6
Other	2	(6)	1	1
Net change in non-cash operating working capital	$ (10)	$ (11)	$ (10)	$ 5